Summary of Significant Accounting Policies - Schedule of Property and Equipment, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Maximum
Property, Plant and Equipment [Line Items]
Property equipment, useful life	39 years
Automobiles and trucks | Minimum
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Automobiles and trucks | Maximum
Property, Plant and Equipment [Line Items]
Property equipment, useful life	7 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	10 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property equipment, useful life	39 years